UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Income Fund
Class A [SDSAX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Western Asset Income Fund returned  4.64%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Income Fund	PAGE 1	7175-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	4.64	2.15	3.38
Class A (with sales charge)	0.63	1.27	2.93
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%
Western Asset Income Fund	PAGE 2	7175-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7175-ATSR-0926

Western Asset Income Fund
Class C [LWSIX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$174	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Western Asset Income Fund returned  3.87%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Income Fund	PAGE 1	7064-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	3.87	1.41	2.65
Class C (with sales charge)	2.89	1.41	2.65
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%
Western Asset Income Fund	PAGE 2	7064-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7064-ATSR-0926

Western Asset Income Fund
Class C1 [SDSIX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$150	1.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C1 shares of Western Asset Income Fund returned  4.13%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Income Fund	PAGE 1	7211-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C1	4.13	1.70	2.95
Class C1 (with sales charge)	3.15	1.70	2.95
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%
Western Asset Income Fund	PAGE 2	7211-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7211-ATSR-0926

Western Asset Income Fund
Class I [SDSYX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$68	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class I shares of Western Asset Income Fund returned  4.97%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Income Fund	PAGE 1	7456-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class I	4.97	2.43	3.69
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%
Western Asset Income Fund	PAGE 2	7456-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7456-ATSR-0926

Western Asset Income Fund
Class IS [WAGIX]	Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$62	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class IS shares of Western Asset Income Fund returned  5.03%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 3.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Emerging markets positioning

Top detractors from performance:
↓	Rates positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning, and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Income Fund	PAGE 1	7154-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class IS	5.03	2.49	3.77
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
Bloomberg U.S. Universal Index	3.02	0.00†	1.74
†	Amount represents less than -0.005%.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$317,357,105
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	531
Total Management Fee Paid	$1,669,259
Portfolio Turnover Rate	67%
Western Asset Income Fund	PAGE 2	7154-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
This is a summary of a change to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7154-ATSR-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant's principal accountant (the “Auditor”) for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $143,896 in July 31, 2025 and $145,335 in July 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $29,750 in July 31, 2025 and $29,750 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in July 31, 2025 and $344,935 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Income Fund
Financial Statements and Other Important Information
Annual  | July 31, 2026

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Financial Statements and Other Important Information — Annual

Schedule of Investments
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 43.0%
Communication Services — 10.2%
Diversified Telecommunication Services — 3.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,900,000	$1,200,554 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	348,000	341,870 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	1,022,501	990,437 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	792,683	770,083 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Notes	7.000%	6/15/27	480,000	473,695 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	510,000	492,745 (a)
Galaxy Helios Data Centers II LLC, Senior Secured Notes	9.875%	8/1/31	1,060,000	1,064,002 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	740,000	506,021
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	480,000	499,772 (a)
Level 3 Financing Inc., Senior Notes	7.500%	2/15/37	290,000	288,297 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	300,000	303,874 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	490,000	477,104 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	700,000	670,978 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	630,000	638,619 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	460,000	478,337 (a)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	590,000	562,505 (a)
Total Diversified Telecommunication Services				9,758,893
Entertainment — 0.9%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,860,000	753,300 (a)
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	536,000	476,657
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — continued
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	790,000	$551,025
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	810,000	798,313 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	180,000	181,964 (a)
Total Entertainment				2,761,259
Interactive Media & Services — 0.8%
Alphabet Inc., Senior Notes	5.750%	2/15/66	690,000	626,309
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	830,000	718,683
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	290,000	272,346
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	190,000	174,533
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	290,000	265,927
Sopaipilla Investor LLC, Senior Secured Notes	7.534%	11/30/48	640,000	664,159 (a)
Total Interactive Media & Services				2,721,957
Media — 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	660,000	633,155 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	890,000	847,302 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	313,767 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	680,000	696,497 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,456,050	1,575,799
Mcclatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	8,594,247	9,937,098 (a)(b)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	400,000	398,298 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	320,000	330,121 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	240,000	215,733 (a)
Total Media				14,947,770
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	720,000	$412,582 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,260,000	714,466 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	333,000	333,032 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	482,000	443,084 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	200,000	159,378 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	240,000	189,998 (a)
Total Wireless Telecommunication Services				2,252,540

Total Communication Services				32,442,419
Consumer Discretionary — 5.4%
Automobile Components — 0.7%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	840,000	827,776 (a)
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	330,000	325,938 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	465,000	479,698 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	280,000	282,150 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	480,000	471,859 (a)
Total Automobile Components				2,387,421
Automobiles — 1.0%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,600,000	3,031,056 (a)
Broadline Retail — 0.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	400,000	365,063
Prosus NV, Senior Notes	3.061%	7/13/31	460,000	412,252 (a)
Total Broadline Retail				777,315
Hotels, Restaurants & Leisure — 1.7%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,860,000	1,820,029 (a)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	310,000	311,116 (a)
Kingpin Intermediate Holdings LLC, Senior Secured Notes	7.250%	10/15/32	260,000	211,627 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	340,000	$334,218 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	440,000	424,971 (a)
MGM China Holdings Ltd., Senior Notes	6.250%	5/15/33	710,000	683,261 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	240,000	229,520 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	270,000	256,797 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	340,000	341,656 (a)
Six Flags Entertainment Corp./ Canada’s Wonderland Co./ Millennium Operations LLC, Senior Notes	8.625%	1/15/32	390,000	394,728 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	340,000	336,821 (a)
Total Hotels, Restaurants & Leisure				5,344,744
Household Durables — 0.2%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	520,000	507,982 (a)
Specialty Retail — 1.6%
Academy Ltd., Senior Secured Notes	5.875%	5/15/31	290,000	287,067 (a)
Bath & Body Works Inc., Senior Notes	7.600%	7/15/37	280,000	275,163
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	500,000	504,140 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	940,000	933,412 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	900,000	946,856 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,130,000	1,107,039 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	420,000	421,657 (a)
PetSmart LLC/PetSmart Finance Corp., Senior Notes	10.000%	9/15/33	250,000	248,922 (a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	410,000	407,231 (a)
Total Specialty Retail				5,131,487

Total Consumer Discretionary				17,180,005
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.1%
Food Products — 0.1%
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	390,000	$398,911 (a)

Energy — 7.7%
Energy Equipment & Services — 0.8%
Beusa Investments LLC, Senior Notes	7.000%	8/1/31	760,000	743,147 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	810,000	834,040 (a)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	600,000	614,222 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	350,000	349,590 (a)
Total Energy Equipment & Services				2,540,999
Oil, Gas & Consumable Fuels — 6.9%
Antero Midstream Partners LP/ Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	310,000	304,677 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	310,000	318,653 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	330,000	331,234 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	280,000	285,349 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	1,110,000	1,115,773 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	570,000	602,659
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	46,868	45,837 (c)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,030,000	1,009,104 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	120,000	124,118 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	670,000	677,862 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.501%	9/30/29	2,866,216	2,886,077 (a)(d)(e)(f)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	530,000	530,804 (a)
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	295,000	310,697
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,870,000	$2,170,728
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	380,000	410,305 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	110,000	113,933 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	160,000	162,960 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	690,000	623,871
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.023%	8/30/26	610,000	610,028 (f)(g)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	530,000	543,859 (a)
Range Resources Corp., Senior Notes	4.750%	2/15/30	330,000	321,455 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	460,000	462,917 (a)
Saturn Oil & Gas Inc., Senior Notes	8.500%	7/30/31	610,000	612,069 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	785,000	805,181 (a)(f)(g)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	500,000	463,447 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,480,000	1,475,005 (a)(f)(g)
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	470,000	460,902 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	2,258,000	2,364,625 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	330,000	326,535 (a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	820,000	723,509
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	920,000	$770,693
Total Oil, Gas & Consumable Fuels				21,964,866

Total Energy				24,505,865
Financials — 5.9%
Banks — 2.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	520,000	516,240 (a)(f)(g)
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	600,000	601,941 (f)(g)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	650,000	653,383 (f)(g)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	670,000	665,335 (f)(g)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	1,330,000	1,543,084 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	530,000	528,108 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	400,000	422,260 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	930,000 GBP	1,307,982 (f)(g)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	1,150,000 GBP	$1,511,816 (f)(g)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	360,000	359,985 (f)(g)
Total Banks				8,110,134
Capital Markets — 1.4%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	480,000	444,852 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	0 *(d)(e)(h)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.500% to 8/10/31 then 5 year Treasury Constant Maturity Rate + 2.175%)	6.500%	8/10/31	1,390,000	1,380,250 (f)(g)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	340,000	345,356 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	780,000	780,332 (a)(f)(g)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	1,040,000	1,088,561 (a)(f)(g)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	380,000	407,154 (a)(f)(g)
Total Capital Markets				4,446,505
Consumer Finance — 0.5%
FirstCash Inc., Senior Notes	4.625%	9/1/28	460,000	451,821 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	350,000	344,775 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.503%	1/15/56	860,000	852,566 (a)(f)
Total Consumer Finance				1,649,162
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 1.0%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	500,000	$511,729 (f)
Block Inc., Senior Notes	6.000%	8/15/33	500,000	496,239 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	160,000	159,299 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	360,000	367,146 (a)
LD Holdings Group LLC, Senior Notes	8.750%	11/1/27	210,000	189,922 (a)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	580,000	467,145 (a)
Rocket Cos. Inc., Senior Notes	6.500%	8/1/29	405,000	410,826 (a)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	370,000	373,387 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	270,000	280,175 (a)
Total Financial Services				3,255,868
Insurance — 0.2%
APH Somerset Investor 2 LLC/ APH2 Somerset Investor 2 LLC/ APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	270,000	273,663 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	470,000	475,845 (a)
Total Insurance				749,508
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	310,000	297,441 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	370,000	336,733 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				634,174

Total Financials				18,845,351
Health Care — 2.4%
Health Care Providers & Services — 1.4%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,440,000	1,389,953 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	320,000	269,901 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	180,000	$176,979 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	230,000	212,540 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	690,000	725,219 (a)
Team Health Holdings Inc., Senior Secured Notes (9.000% Cash and 4.500% PIK)	13.500%	6/30/28	580,000	592,685 (a)(b)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	530,000	537,108 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	565,880 (a)
Total Health Care Providers & Services				4,470,265
Health Care Technology — 0.2%
Claritev Corp., Senior Secured Notes (6.000% Cash and 0.750% PIK)	6.750%	3/31/31	893,866	527,381 (a)(b)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	98,392	75,834 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	169,848	159,778 (a)(b)
Total Health Care Technology				762,993
Pharmaceuticals — 0.8%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	480,000	491,070 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	180,000	179,100 (a)
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	360,000	327,906 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	78,625 (a)
Bausch Health Cos. Inc., Senior Secured Notes	11.000%	9/30/28	530,000	541,925 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	1,090,000	804,040
Total Pharmaceuticals				2,422,666

Total Health Care				7,655,924
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 4.6%
Aerospace & Defense — 0.2%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	90,000	$91,270 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	192,813 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	310,000	319,787 (a)
Total Aerospace & Defense				603,870
Air Freight & Logistics — 0.2%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	810,000	804,926 (a)
Building Products — 0.4%
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	380,000	368,905 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	510,000	517,016 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	293,770 (a)
Total Building Products				1,179,691
Commercial Services & Supplies — 1.1%
Core & Main LP, Senior Notes	6.000%	7/1/34	840,000	836,080 (a)
GEO Group Inc., Senior Notes	10.250%	4/15/31	670,000	722,950
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	270,000	250,103 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	290,000	303,877 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	500,000	509,962 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	760,000	788,330 (a)
Total Commercial Services & Supplies				3,411,302
Construction & Engineering — 0.7%
Granite Construction Inc., Senior Notes	6.375%	6/15/34	590,000	589,788 (a)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	1,540,000	1,546,997 (a)
Total Construction & Engineering				2,136,785
Electrical Equipment — 0.4%
Babcock & Wilcox Enterprises Inc., Secured Notes	8.750%	6/30/30	870,000	870,544 (a)
WESCO Distribution Inc., Senior Notes	5.500%	4/15/34	320,000	311,667 (a)
Total Electrical Equipment				1,182,211
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	771,000	$762,872 (a)
Machinery — 0.3%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	770,000	805,150 (a)
Passenger Airlines — 0.4%
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	458,333	456,237 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	480,000	495,552 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	330,000	326,089
Total Passenger Airlines				1,277,878
Trading Companies & Distributors — 0.7%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	710,000	727,024 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	810,000	774,665 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	310,000	320,130 (a)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	110,000	110,548 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	320,000	320,721 (a)
Total Trading Companies & Distributors				2,253,088

Total Industrials				14,417,773
Information Technology — 2.5%
Communications Equipment — 0.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	330,000	346,576 (a)
IT Services — 1.2%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	800,000	781,220 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	750,000	797,659 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	830,000	813,761 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	190,000	177,760 (a)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	280,000	272,410 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	190,000 EUR	$215,297 (a)
Stingray Compute LLC, Senior Secured Notes	6.000%	6/15/31	650,000	634,937 (a)
Total IT Services				3,693,044
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	350,000	352,068 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	420,000	417,537 (a)
Total Semiconductors & Semiconductor Equipment				769,605
Software — 0.6%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	330,000	319,116
Cloud Software Group LLC, Secured Notes	9.000%	9/30/29	110,000	107,873 (a)
Cloud Software Group LLC, Senior Secured Notes	8.250%	6/30/32	80,000	75,743 (a)
Cloud Software Group LLC, Senior Secured Notes	6.625%	8/15/33	300,000	261,829 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	380,000	367,375 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	200,000	197,024 (a)
Oracle Corp., Senior Notes	5.700%	2/4/36	250,000	231,617
Oracle Corp., Senior Notes	6.900%	11/9/52	70,000	63,192
Oracle Corp., Senior Notes	6.000%	8/3/55	510,000	409,357
Total Software				2,033,126
Technology Hardware, Storage & Peripherals — 0.3%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	350,000	349,851 (a)
Vericast Corp./Harland Clarke/ Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes (13.000% Cash)	13.000%	12/15/30	524,158	640,520 (a)(b)
Total Technology Hardware, Storage & Peripherals				990,371

Total Information Technology				7,832,722
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 1.7%
Chemicals — 0.7%
ARC Falcon I Inc./Arclin USA LLC/ New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	690,000	$650,159 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	110,000	112,865
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	890,000	791,441 (a)
OCP SA, Senior Notes	6.750%	5/2/34	470,000	482,471 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	270,000	252,506
Total Chemicals				2,289,442
Metals & Mining — 0.8%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	270,000	271,621 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	1,470,000	1,498,498 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	970,000	939,246 (a)
Total Metals & Mining				2,709,365
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	560,000	490,825

Total Materials				5,489,632
Real Estate — 1.5%
Diversified REITs — 0.6%
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	5.000%	10/15/27	505,000	490,266
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	3.692%	6/5/28	150,000 GBP	176,364
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	4.625%	8/1/29	440,000	352,924
Trust 2401, Senior Notes	4.869%	1/15/30	390,000	374,587 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	520,000	531,574 (a)
Total Diversified REITs				1,925,715
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	350,000	359,146 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	229,240	$25,731 (b)(c)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	6.750%	5/15/28	22,000	22,067 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	460,000	471,734 (a)
Total Real Estate Management & Development				519,532
Specialized REITs — 0.6%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	520,000	500,137 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	615,065 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	210,000	210,037 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	500,000	464,933 (a)
Total Specialized REITs				1,790,172

Total Real Estate				4,594,565
Utilities — 1.0%
Electric Utilities — 0.9%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	470,000	474,384 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	910,000	890,840 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	180,000	177,776 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	370,000	386,373 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	135,786 (a)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	330,000	325,141 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	460,000	454,496 (a)
Total Electric Utilities				2,844,796
Independent Power and Renewable Electricity Producers — 0.1%
TransAlta Corp., Senior Notes	6.500%	3/15/40	350,000	338,804

Total Utilities				3,183,600
Total Corporate Bonds & Notes (Cost — $138,102,921)				136,546,767
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — 20.8%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	5.505%	9/15/34	1,100,000	$1,094,687 (a)(f)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	13.244%	7/25/36	213,886	183,093 (f)
Angel Oak Mortgage Trust, 2022-3 A3	4.119%	1/25/67	886,093	812,776 (a)(f)
ARES Commercial Mortgage Trust, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	5.119%	10/15/34	965,000	968,665 (a)(f)
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	619,458
BANK, 2024-BNK48 A5	5.053%	10/15/57	665,000	654,494
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017- BNK3 D	3.250%	2/15/50	1,150,000	1,065,021 (a)
BANK5, 2026-5YR22 A3	5.713%	6/15/59	720,000	736,554 (f)
BAY Trust, 2026-MDWS D (1 mo. Term SOFR + 3.191%)	6.868%	6/15/41	1,200,000	1,200,867 (a)(f)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	5.020%	5/19/43	500,000	500,467 (a)(f)
BRAVO Residential Funding Trust, 2025-NQM7 A3	5.814%	7/25/65	649,832	648,864 (a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.622%	4/15/34	1,050,000	1,030,158 (a)(f)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.426%	8/15/42	170,000	170,472 (a)(f)
BX Commercial Mortgage Trust, 2026-CSMO D (1 mo. Term SOFR + 2.450%)	6.126%	2/15/43	990,000	1,000,815 (a)(f)
BX Commercial Mortgage Trust, 2026-VLT9 E (1 mo. Term SOFR + 4.250%)	7.926%	3/15/45	680,000	676,003 (a)(f)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	6.366%	4/15/41	924,000	929,368 (a)(f)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.120%	8/19/43	620,000	619,628 (a)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	10,000	9,866
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.838%	9/15/50	19,394,531	$125,774 (f)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	6/12/40	950,000	961,897 (a)(f)
CONE Commercial Mortgage Trust, 2026-DFW3 E	7.842%	5/15/43	750,000	747,831 (a)(f)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.044%	7/15/32	1,100,000	1,038,416 (a)(f)
Dwight Issuer LLC, 2025-FL1 A (1 mo. Term SOFR + 1.662%)	5.332%	6/18/42	1,100,000	1,103,465 (a)(f)
Dwight Issuer LLC, 2026-FL2 D (1 mo. Term SOFR + 2.750%)	6.350%	1/18/44	1,200,000	1,199,745 (a)(f)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.276%	10/15/42	664,562	671,777 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025- MN12 M2 (30 Day Average SOFR + 2.750%)	6.366%	11/25/45	850,000	852,333 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021- DNA1 B2 (30 Day Average SOFR + 4.750%)	8.366%	1/25/51	510,000	573,374 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021- DNA3 B1 (30 Day Average SOFR + 3.500%)	7.116%	10/25/33	590,000	659,758 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021- DNA6 B1 (30 Day Average SOFR + 3.400%)	7.016%	10/25/41	860,000	864,645 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022- DNA2 B1 (30 Day Average SOFR + 4.750%)	8.366%	2/25/42	1,220,000	1,244,132 (a)(f)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	1.803%	11/25/57	3,684,135	$1,352,410 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	984,375	967,952 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017- SPI1 B	4.119%	9/25/47	617,286	463,997 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	6.981%	1/25/40	670,000	676,465 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	6.766%	12/25/41	670,000	673,139 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	5.566%	2/25/45	1,360,000	1,374,536 (a)(f)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.111%	1/16/61	1,217,757	84,499 (f)
Greystone CRE Notes LLC, 2025- HC4 AS (1 mo. Term SOFR + 2.240%)	5.916%	10/15/42	900,000	901,687 (a)(f)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	845,000	863,641 (a)(f)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.423%	11/15/32	1,030,000	1,020,946 (a)(f)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	377,494	330,389 (a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.239%	4/25/36	1,008,183	880,989 (a)(f)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	4.684%	6/20/35	1,262,602	1,169,449 (f)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.113%	10/15/41	829,599	$837,108 (a)(f)
Hudson Yards Mortgage Trust, 2026-10HY A	5.086%	12/10/39	490,000	486,781 (a)(f)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	4.479%	8/25/35	31,733	30,373 (f)
INCREF LLC, 2026-FL2 D (1 mo. Term SOFR + 2.600%)	6.270%	12/19/43	890,000	891,945 (a)(f)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.100%	8/15/38	932,343	931,241 (a)(f)
MF1 LLC, 2025-FL17 A (1 mo. Term SOFR + 1.320%)	4.990%	2/18/40	990,000	990,465 (a)(f)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.411%	2/18/40	460,000	460,577 (a)(f)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.160%	2/18/40	390,000	389,064 (a)(f)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.211%	11/18/39	975,000	977,437 (a)(f)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	293,269	294,420 (a)
MLTI Trust, 2026-MLTI A10 (1 mo. Term SOFR + 1.400%)	5.076%	6/15/39	890,000	892,942 (a)(f)
MLTI Trust, 2026-SF75 E (1 mo. Term SOFR + 3.250%)	6.926%	3/15/36	850,000	853,465 (a)(f)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.376%	12/15/48	100,574	98,866 (f)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.240%	12/15/38	1,050,000	967,393 (a)(f)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.057%	10/15/54	8,408,833	289,184 (f)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	4.339%	4/25/35	758,783	667,110 (f)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC1 A2	5.020%	1/25/71	378,868	372,444 (a)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	828,874
MSWF Commercial Mortgage Trust, 2023-2 C	7.011%	12/15/56	930,000	968,773 (f)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	7.481%	3/25/50	982,332	$997,990 (a)(f)
Multifamily Trust, 2016-1 B	5.520%	4/25/46	172,056	166,470 (a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	254,102 (a)(f)
New Residential Mortgage Loan Trust, 2017-5A B5	5.526%	6/25/57	505,797	481,763 (a)(f)
New Residential Mortgage Loan Trust, 2026-NQM3 A3	5.189%	2/25/66	648,101	639,164 (a)
Nomura Resecuritization Trust, 2015-8R 4A4	4.017%	11/25/47	1,011,245	936,941 (a)(f)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	350,000	349,394 (a)(f)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	900,000	891,771 (a)(f)
NYC Commercial Mortgage Trust, 2026-1325 E	8.223%	5/9/41	800,000	821,919 (a)(f)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	414,831	415,391 (a)
OBX Trust, 2026-NQM1 A3	5.171%	11/25/65	624,553	616,765 (a)
ONNI Commercial Mortgage Trust, 2024-APT D	7.004%	7/15/39	1,010,000	1,021,293 (a)(f)
Redwood Funding Trust, 2026-2 A	6.259%	11/27/56	987,273	986,465 (a)
RIDE, 2025-SHRE D	6.747%	2/14/47	1,140,000	1,141,778 (a)(f)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	1,200,000	1,249,472 (a)
SFO Commercial Mortgage Trust, 2021-555 E (1 mo. Term SOFR + 3.264%)	6.940%	5/15/38	750,000	749,714 (a)(f)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.764%)	6.440%	5/15/38	1,070,000	1,069,629 (a)(f)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	5.627%	1/15/39	850,000	849,667 (a)(f)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.027%	1/15/39	1,030,000	1,026,595 (a)(f)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	4.189%	4/25/35	1,018,739	935,672 (a)(f)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.119%	2/15/42	840,000	834,832 (a)(f)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Towd Point Mortgage Trust, 2015-1 B1	4.443%	10/25/53	1,230,000	$1,158,622 (a)(f)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	552,788	554,421 (a)
Verus Securitization Trust, 2025-R1 A3	5.774%	5/25/65	704,444	702,999 (a)
Verus Securitization Trust, 2026-2 A2	4.844%	2/25/71	647,491	636,954 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	4.379%	12/25/45	17,080	17,141 (f)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	650,000	642,926 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $67,162,072)				66,102,814
Senior Loans — 14.9%
Communication Services — 1.4%
Diversified Telecommunication Services — 0.2%
QTS Thunder Managing Issuer LLC, Term Loan (3 mo. Term SOFR + 2.250%)	6.025%	7/22/33	690,000	681,375 (f)(j)(k)
Entertainment — 0.5%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.231%	6/3/33	510,000	511,010 (f)(j)(k)
EOC Borrower LLC, Term Loan B (1 mo. Term SOFR + 2.750%)	6.481%	3/24/32	663,300	666,202 (f)(j)(k)
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	230,000	231,682 (l)
Total Entertainment				1,408,894
Media — 0.7%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/3/28	450,651	92,383 (b)(j)(k)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	7.981%	5/3/28	733,389	712,917 (f)(j)(k)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	7.981%	12/31/31	496,447	445,437 (f)(j)(k)
Nexstar Media Inc., Term Loan B7 (1 mo. Term SOFR + 2.750%)	6.481%	3/18/33	444,429	444,498 (f)(j)(k)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	6.967%	3/31/31	700,000	$601,125 (f)(j)(k)
Total Media				2,296,360

Total Communication Services				4,386,629
Consumer Discretionary — 2.5%
Automobile Components — 0.3%
ABC Technologies Inc., Term Loan B	11.981- 11.982%	1/2/40	607,261	590,562 (e)(f)(j)(k)
Stonepeak Motion Finco LLC, Term Loan B	—	6/24/33	340,000	340,620 (l)
Total Automobile Components				931,182
Broadline Retail — 0.3%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.232%	10/26/30	661,583	664,147 (f)(j)(k)
Peer Holding III BV, Term Loan B8 (3 mo. Term SOFR + 2.250%)	5.982%	9/29/32	209,475	209,815 (f)(j)(k)
Total Broadline Retail				873,962
Diversified Consumer Services — 0.3%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	5.664%	10/13/30	542,728	542,101 (f)(j)(k)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	484,347	360,460 (f)(j)(k)
Total Diversified Consumer Services				902,561
Hotels, Restaurants & Leisure — 0.7%
Allwyn Entertainment Financing US LLC, New Term Loan Facility B (3 mo. Term SOFR + 2.000%)	5.763%	6/2/31	326,276	321,893 (f)(j)(k)
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	8.573%	3/29/32	710,000	713,905 (f)(j)(k)
Kingpin Intermediate Holdings LLC, 2025 First Lien Term Loan B (1 mo. Term SOFR + 3.250%)	6.981%	9/22/32	705,702	613,608 (f)(j)(k)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (6 mo. Term SOFR + 4.750%)	8.596%	10/1/32	760,000	764,279 (f)(j)(k)
Total Hotels, Restaurants & Leisure				2,413,685
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.9%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.981%	6/11/31	517,962	$518,115 (f)(j)(k)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 5.000%)	8.732%	3/15/33	800,000	799,912 (f)(j)(k)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	618,450	617,856 (f)(j)(k)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.676%	7/15/31	841,494	846,055 (f)(j)(k)
Total Specialty Retail				2,781,938

Total Consumer Discretionary				7,903,328
Consumer Staples — 0.3%
Beverages — 0.1%
Celsius Holdings Inc., 2026 Term Loan (3 mo. Term SOFR + 2.000%)	5.753%	4/1/32	347,433	347,723 (f)(j)(k)
Personal Care Products — 0.2%
Opal Bidco SAS, Term Loan Facility B6 (3 mo. Term SOFR + 2.500%)	6.232%	4/28/32	553,313	554,943 (f)(j)(k)

Total Consumer Staples				902,666
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Birdsboro Power LLC, Term Loan B (3 mo. Term SOFR + 3.750%)	7.500%	6/24/33	450,000	453,096 (f)(j)(k)

Financials — 3.0%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.731%	11/24/32	724,369	710,563 (f)(j)(k)
Capital Markets — 0.6%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.731%	12/1/31	270,000	271,426 (f)(j)(k)
First Eagle Holdings Inc., Delayed Draw Term Loan	—	8/16/32	102,083	102,240 (m)
First Eagle Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.232%	8/16/32	594,927	595,840 (f)(j)(k)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.231%	9/15/31	817,216	$807,659 (f)(j)(k)
Total Capital Markets				1,777,165
Consumer Finance — 0.3%
Blackhawk Network Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.232%	3/12/29	762,606	760,997 (f)(j)(k)
Financial Services — 0.8%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	986,945	984,211 (f)(j)(k)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.231%	7/31/31	847,817	823,102 (f)(j)(k)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.731%	7/31/31	248,125	243,422 (f)(j)(k)
VFH Parent LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.231%	6/21/31	559,300	559,826 (f)(j)(k)
Total Financial Services				2,610,561
Insurance — 0.8%
Acrisure LLC, 2024 Repricing Term Loan B6	—	11/6/30	180,000	165,240 (l)
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	588,481	584,159 (f)(j)(k)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	289,275	271,738 (f)(j)(k)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.231%	6/13/31	348,428	343,174 (f)(j)(k)
CFC Bidco Ltd., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.234%	7/1/32	486,553	466,280 (f)(j)(k)
HIG Finance 2 Ltd., 2025 Dollar Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	6.481%	4/18/30	229,580	221,831 (f)(j)(k)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.231%	7/31/31	504,890	502,078 (f)(j)(k)
Total Insurance				2,554,500
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
KREF Holdings X LLC, Term Loan B (1 mo. Term SOFR + 2.500%)	6.170%	3/5/32	590,097	$578,419 (f)(j)(k)
Starwood Property Mortgage LLC, Incremental Repricing Term Loan B2 (1 mo. Term SOFR + 2.000%)	5.731%	9/24/32	377,155	377,215 (f)(j)(k)
Total Mortgage Real Estate Investment Trusts (REITs)				955,634

Total Financials				9,369,420
Health Care — 1.8%
Health Care Equipment & Supplies — 0.2%
Hologic Inc., USD Initial Term Loan B (3 mo. Term SOFR + 2.250%)	5.995%	4/7/33	740,000	728,619 (f)(j)(k)
Health Care Providers & Services — 0.9%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.503%	5/16/31	829,945	793,636 (f)(j)(k)
Phoenix Guarantor Inc., Term Loan B6 (1 mo. Term SOFR + 2.000%)	5.731%	2/21/31	631,689	632,674 (f)(j)(k)
Sotera Health Holdings LLC, 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	5.981%	5/30/31	746,941	750,444 (f)(j)(k)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	3/31/33	500,000	497,680 (f)(j)(k)
Total Health Care Providers & Services				2,674,434
Health Care Technology — 0.4%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.981%	2/17/32	349,118	347,191 (f)(j)(k)
Cotiviti Inc., Amendment No. 2 Term Loan (1 mo. Term SOFR + 2.750%)	6.397%	3/26/32	257,400	241,107 (f)(j)(k)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.573%	12/31/30	199,941	200,491 (f)(j)(k)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.684%	12/31/30	669,888	579,928 (f)(j)(k)
Total Health Care Technology				1,368,717
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	7.832%	10/1/27	927,729	$921,350 (f)(j)(k)

Total Health Care				5,693,120
Industrials — 1.7%
Aerospace & Defense — 0.1%
TransDigm Inc., Term Loan N (1 mo. Term SOFR + 2.500%)	6.231%	2/13/33	329,175	329,889 (f)(j)(k)
Building Products — 0.1%
HP PHRG Borrower LLC, Closing Date Term Loan (3 mo. Term SOFR + 4.000%)	7.732%	2/20/32	356,400	354,766 (f)(j)(k)
Commercial Services & Supplies — 0.5%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.232%	1/31/31	924,943	750,938 (f)(j)(k)
Pye Barker Fire & Safety LLC, Closing Date Term Loan (3 mo. Term SOFR + 2.500%)	6.232%	12/16/32	339,300	340,901 (f)(j)(k)
Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan (3 mo. Term SOFR + 2.500%)	6.232%	12/16/32	50,700	50,939 (f)(j)(k)(m)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	7.982%	8/31/28	514,942	506,446 (f)(j)(k)
Total Commercial Services & Supplies				1,649,224
Electrical Equipment — 0.2%
Osmose Utilities Services Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.364%)	7.095%	6/23/28	526,429	526,348 (f)(j)(k)(l)
Machinery — 0.4%
Dynamo US Bidco Inc., Term Loan B1 (1 mo. Term SOFR + 3.250%)	6.981%	9/30/31	962,942	934,053 (f)(j)(k)
Tulip Holdco DE LLC, USD Term Loan B	—	7/21/33	400,000	399,752 (l)
Total Machinery				1,333,805
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	11/17/26	788,324	220,731 *(e)(n)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	11/17/26	300,340	6,007 *(e)(n)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	124,328	$118,111 (b)(e)(f)(j)(k)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	30,834	29,292 (b)(e)(f)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	60,899	57,854 (b)(e)(f)(j)(k)
Total Passenger Airlines				431,995
Professional Services — 0.3%
Dayforce Bidco LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.823%	2/4/33	900,000	839,408 (f)(j)(k)

Total Industrials				5,465,435
Information Technology — 3.0%
IT Services — 0.9%
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	5.981%	10/30/30	700,000	701,312 (f)(j)(k)
Leia Finco US LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	6.988%	10/9/31	849,293	781,158 (f)(j)(k)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	6.982%	10/28/30	972,724	763,102 (f)(j)(k)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.724%	11/20/28	661,542	644,451 (f)(j)(k)
VT Topco Inc., Second Amendment Term Loan	—	8/9/30	89,544	88,386 (l)
Total IT Services				2,978,409
Semiconductors & Semiconductor Equipment — 0.7%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	814,737	868,713 (j)(k)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	853,287	883,153 (j)(k)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	361,000	369,122 (e)(j)(k)
Total Semiconductors & Semiconductor Equipment				2,120,988
Software — 1.4%
Calabrio/Verint, First Out Term Loan (3 mo. Term SOFR + 4.000%)	7.666%	11/26/32	209,475	163,150 (f)(j)(k)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	517,393	$470,468 (f)(j)(k)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.581%	10/8/28	620,413	551,008 (f)(j)(k)
CoreWeave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan	8.140-8.151%	11/15/31	360,000	360,225 (f)(j)(k)(m)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.731%	2/19/29	520,043	439,806 (f)(j)(k)
Gen Digital Inc, Additional Term Loan B1 (1 mo. Term SOFR + 1.750%)	5.481%	9/12/29	416,702	413,420 (f)(j)(k)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	8.073%	7/1/31	875,966	814,105 (f)(j)(k)
Relativity Intermediate Holdco LLC, Term Loan (1 mo. Term SOFR + 2.750%)	6.481%	1/30/33	180,000	177,975 (e)(f)(j)(k)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.670%	4/16/32	875,935	687,609 (f)(j)(k)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	6.073%	2/10/31	477,594	459,178 (f)(j)(k)
Total Software				4,536,944

Total Information Technology				9,636,341
Materials — 0.9%
Chemicals — 0.6%
A-Ap Buyer Inc., Initial Term Loan (3 mo. Term SOFR + 2.750%)	6.573%	9/9/31	307,657	309,388 (f)(j)(k)
ARC Falcon I Inc., Initial Term Loan B (1 mo. Term SOFR + 4.500%)	8.147%	4/1/33	490,000	452,375 (f)(j)(k)
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.724%	3/15/29	501,569	493,211 (f)(j)(k)
Natgasoline LLC, Term Loan B (1 mo. Term SOFR + 5.500%)	9.231%	3/29/30	494,063	500,238 (f)(j)(k)
Total Chemicals				1,755,212
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.981%	4/1/32	268,643	$257,226 (f)(j)(k)
Clydesdale Acquisition Holdings Inc., Term Loan B (1 mo. Term SOFR + 3.175%)	6.906%	4/13/29	440,000	430,485 (f)(j)(k)
Total Containers & Packaging				687,711
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (4.314% PIK)	4.286%	12/19/33	1,471,849	362,754 (b)(d)(e)(f)(j)(k)

Total Materials				2,805,677
Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Pathfinder Power LLC, Term Loan B	—	6/22/33	530,000	529,587 (l)

Total Senior Loans (Cost — $50,822,342)				47,145,299
			Face Amount†/ Units
Asset-Backed Securities — 12.1%
720 East CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.900%)	9.629%	1/20/38	250,000	251,839 (a)(f)
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.479%	4/20/37	780,000	772,467 (a)(f)
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.903%	1/15/39	580,000	586,476 (a)(f)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.483%	10/22/37	670,000	666,440 (a)(f)
Aligned Data Centers Issuer LLC, 2026-1A B	6.688%	6/15/56	800,000	801,415 (a)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.403%	4/15/39	470,000	471,425 (a)(f)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.429%	1/20/37	490,000	491,875 (a)(f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.479%	10/20/34	290,000	283,265 (a)(f)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.503%	4/15/34	500,000	501,737 (a)(f)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.003%	1/15/39	460,000	$463,386 (a)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.633%	11/22/34	690,000	693,131 (a)(f)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.629%	10/20/37	1,430,000	1,423,945 (a)(f)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	4.439%	7/25/36	1,822,725	1,658,721 (a)(f)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.979%	1/18/35	670,000	663,571 (a)(f)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	6.979%	10/18/38	580,000	584,688 (a)(f)
CIFC Funding Ltd., 2024-2AR DR (3 mo. Term SOFR + 2.750%)	6.501%	4/22/37	800,000	800,800 (a)(f)(o)
Dryden Senior Loan Fund, 2017- 49A DR (3 mo. Term SOFR + 3.662%)	7.391%	7/18/30	750,000	756,364 (a)(f)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.753%	10/15/37	600,000	601,454 (a)(f)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	5.561%	10/25/33	278,103	268,075 (f)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.293%	4/16/34	650,000	639,657 (a)(f)
Galaxy CLO Ltd., 2025-36A E (3 mo. Term SOFR + 4.900%)	8.653%	10/15/38	940,000	930,591 (a)(f)
GGAM Master Trust International Ltd., 2026-1A A	5.861%	9/30/60	410,000	407,651 (a)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.250%	4/17/34	350,000	346,782 (a)(f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	7.930%	4/28/37	1,680,000	1,694,882 (a)(f)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	4.784%	12/25/35	1,190,000	1,160,749 (f)
Huntington Bank Auto Credit- Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.121%	3/21/33	530,109	524,880 (a)(f)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.060%	7/25/34	490,000	487,039 (a)(f)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.229%	4/20/37	680,000	$684,731 (a)(f)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	11.405%	4/15/34	700,000	630,234 (a)(f)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.114%	2/25/35	942,691	928,279 (f)
Madison Park Funding Ltd., 2016- 24A DR2 (3 mo. Term SOFR + 2.950%)	6.679%	10/20/29	1,510,000	1,523,246 (a)(f)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	6.653%	7/15/36	1,000,000	1,003,359 (a)(f)
Magnetite Ltd., 2025-50A E (3 mo. Term SOFR + 4.800%)	8.610%	7/25/38	620,000	618,452 (a)(f)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	4.989%	8/25/37	1,363,515	1,202,334 (f)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.135%	7/15/31	580,000	584,933 (a)(f)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.150%	10/17/38	480,000	465,208 (a)(f)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	4.219%	3/26/35	324,701	310,601 (f)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	4.339%	7/27/37	950,347	768,205 (f)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.879%	7/20/36	500,000	501,847 (a)(f)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	780,000	799,301 (a)
Obra CLO Ltd., 2026-5A D1 (3 mo. Term SOFR + 2.850%)	6.601%	10/20/39	580,000	580,621 (a)(f)(o)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.585%	10/15/34	750,000	647,520 (a)(f)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.200%	4/17/37	990,000	975,493 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.579%	7/19/37	1,680,000	1,687,239 (a)(f)
Phantom Aviation, 2026-1A B	6.027%	1/15/51	402,427	389,499 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Pixley Park CLO Ltd., 2024-1A E (3 mo. Term SOFR + 5.000%)	8.753%	1/15/37	460,000	$441,679 (a)(f)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,253,595	1,090,514
Renew, 2024-1A B	9.001%	11/20/59	409,239	411,226 (a)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.653%	7/15/40	720,000	714,817 (a)(f)
SMB Private Education Loan Trust, 2015-C R	7.592%	9/18/46	1,092	328,475 (a)(p)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.059%	2/25/36	3,082,653	49,624 (a)(f)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,492,381	1,333,662 (a)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.375%	1/24/39	340,000	338,307 (a)(f)
Whitebox CLO Ltd., 2023-4A CR2 (3 mo. Term SOFR + 1.750%)	5.506%	7/20/39	620,000	622,708 (a)(f)

Total Asset-Backed Securities (Cost — $43,429,818)				38,565,419
			Face Amount†
Sovereign Bonds — 6.1%
Angola — 0.5%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	340,000	347,948 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	570,000	583,458 (a)
Angolan Government International Bond, Senior Notes	9.375%	3/31/33	200,000	206,587 (a)
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	430,000	446,932 (a)
Total Angola				1,584,925
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	130,482	114,237
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	439,249	365,477 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Argentina — continued
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	637,000	$681,749 (a)
Total Argentina				1,161,463
Bahamas — 0.3%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	910,000	1,008,207 (a)
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	14,652,000 BRL	2,507,083
Dominican Republic — 0.1%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	310,000	290,315 (c)
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	510,000	506,430 (a)
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	174,514	157,324 (c)
Total Ecuador				663,754
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	460,000	453,484 (c)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	530,000	601,577 (a)
Ethiopia — 0.1%
Ethiopia International Bond, Senior Notes	6.625%	12/11/26	310,000	335,307 *(c)(n)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	211,560	193,853 (a)
Ivory Coast — 0.1%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	310,000	325,374 (a)
Jamaica — 0.2%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	110,000,000 JMD	738,173
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	270,000	277,484 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mexico — 1.6%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	510,000	$509,745 (a)
Mexican Bonos, Senior Notes	7.750%	11/23/34	68,720,000 MXN	3,668,152
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	820,000	798,639
Total Mexico				4,976,536
Mozambique — 0.0%††
Mozambique International Bond, Senior Notes	9.000%	9/15/31	210,000	190,855 (c)
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	520,000	532,371 (c)
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	204,972 (a)
Romania — 0.1%
Romanian Government International Bond, Senior Notes	7.500%	2/10/37	310,000	330,703 (a)
Senegal — 0.0%††
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	300,000	157,993 (c)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	36,547	35,161 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	13,867	14,098 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	105,659	100,625 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	71,344	58,685 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	99,070	99,919 (a)
Total Sri Lanka				308,488
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	148,000,000 INR	$1,529,502
Ukraine — 0.3%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	335,938	191,567 (c)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	329,150	230,349 (c)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	283,891	170,315 (c)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	540,586	369,277 (c)
Total Ukraine				961,508

Total Sovereign Bonds (Cost — $18,548,466)				19,333,927
Mortgage-Backed Securities — 0.3%
FHLMC — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/51	296,531	246,986
FNMA — 0.1%
Federal National Mortgage Association (FNMA)	3.000%	8/1/56	300,000	255,809 (q)
GNMA — 0.1%
Government National Mortgage Association (GNMA) II	4.000%	5/20/48	75,171	69,481
Government National Mortgage Association (GNMA) II	4.500%	9/20/50	90,834	86,907
Government National Mortgage Association (GNMA) II	5.500%	5/20/53	71,255	71,653
Government National Mortgage Association (GNMA) II	5.000%	9/20/53	78,280	76,281
Total GNMA				304,322

Total Mortgage-Backed Securities (Cost — $822,054)				807,117
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.2%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			25,125	$489,425 *

Health Care — 0.0%††
Health Care Technology — 0.0%††
Western Dental CLASS A-1			1,878	95,598 (d)(e)

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			603	9 *(r)
Spirit Aviation Holdings Inc.			104,017	1,561 *

Total Industrials				1,570
Information Technology — 0.0%††
Semiconductors & Semiconductor Equipment — 0.0%††
VCI Asset Holdings 2 LLC			165,572	163,916 *(d)(e)

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	0 *(d)(e)(h)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd.			1,860	40 *

Total Common Stocks (Cost — $1,722,210)				750,549
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.1%
Information Technology — 0.1%
Software — 0.1%
IREN Ltd., Senior Notes	1.000%	12/1/33	470,000	355,437 (a)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	465,617	31,080 (c)

Total Convertible Bonds & Notes (Cost — $539,502)				386,517
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $162,826)	3.400%	5/16/45	6,307,038 UYU	167,400
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $97.500 (Cost — $58,262)		6/11/27	268	670,000	$28,475
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Call @ $1.156 (Cost — $15,548)	JPMorgan Chase & Co.	8/12/26	3,263,000	3,263,000	17,361

Total Purchased Options (Cost — $73,810)					45,836
			Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)			—	1,455	23,070 *
				Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $899,660)			3/12/30	73,904	1,109 *(a)(d)(r)
Total Investments — 97.6% (Cost — $322,285,681)					309,875,824
Other Assets in Excess of Liabilities — 2.4%					7,481,281
Total Net Assets — 100.0%					$317,357,105

See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Value is less than $1.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of July 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
All or a portion of this loan is unfunded as of July 31, 2026. The interest rate for fully unfunded term loans is to be determined. At July 31, 2026, the total principal amount and market value of unfunded commitments totaled
$348,750 and $434,792, respectively.

(n)	The coupon payment on this security is currently in default as of July 31, 2026.
(o)	Securities traded on a when-issued or delayed delivery basis.
(p)	Rate shown is the current yield based on income received over the trailing twelve months.
(q)	This security is traded on a to-be-announced (“TBA”) basis. At July 31, 2026, the Fund held TBA securities with a total cost of $261,814.
(r)	Restricted security (Note 9).

See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UST	—	United States Treasury
UYU	—	Uruguayan Peso
At July 31, 2026, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Dollar/Euro, Call (Premiums received — $9,375)	BNP Paribas SA	8/12/26	$1.140	1,933,000	1,933,000	$(1,883)
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
At July 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SONIA	127	3/27	$41,072,901	$41,023,792	$(49,109)
Australian 10-Year Bonds	61	9/26	4,655,268	4,640,870	(14,398)
Euro-Bund	16	9/26	2,319,227	2,294,491	(24,736)
U.S. Treasury 2-Year Notes	220	9/26	45,376,011	45,234,062	(141,949)
U.S. Treasury 5-Year Notes	445	9/26	47,551,500	47,159,570	(391,930)
U.S. Treasury 10-Year Notes	113	9/26	12,379,567	12,204,000	(175,567)
U.S. Treasury Long-Term Bonds	46	9/26	5,180,095	4,982,375	(197,720)
U.S. Treasury Ultra Long-Term Bonds	32	9/26	3,639,705	3,510,000	(129,705)
United Kingdom Long Gilt Bonds	12	9/26	1,426,147	1,398,803	(27,344)
					(1,152,458)
Contracts to Sell:
Euro-Bobl	11	9/26	1,454,045	1,444,021	10,024
Net unrealized depreciation on open futures contracts					$(1,142,434)

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
SONIA	—	Sterling Overnight Index Average
At July 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,789,279	BRL	9,250,038	JPMorgan Chase & Co.	9/2/26	$(20,111)
USD	527,063	CAD	736,000	Bank of America N.A.	10/16/26	233
USD	364,258	EUR	314,954	Bank of America N.A.	10/16/26	(43)
USD	381,425	EUR	330,000	Bank of America N.A.	10/16/26	(279)
CAD	1,203,012	USD	857,064	BNP Paribas SA	10/16/26	4,053
EUR	290,325	USD	332,849	BNP Paribas SA	10/16/26	2,964
USD	314,681	CAD	440,000	BNP Paribas SA	10/16/26	(271)
USD	404,240	CAD	565,922	BNP Paribas SA	10/16/26	(848)
USD	421,107	CAD	590,000	BNP Paribas SA	10/16/26	(1,215)
USD	4,388,479	MXN	77,260,361	BNP Paribas SA	10/16/26	(43,790)
CAD	1,003,888	USD	709,089	Citibank N.A.	10/16/26	9,495
JPY	167,034,577	USD	1,037,019	Citibank N.A.	10/16/26	19,284
USD	3,385,839	GBP	2,535,486	Citibank N.A.	10/16/26	(31,371)
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,586,818	INR	152,716,915	Citibank N.A.	10/16/26	$(2,942)
AUD	1,208,975	USD	837,324	JPMorgan Chase & Co.	10/16/26	12,255
USD	809,495	JPY	131,661,600	JPMorgan Chase & Co.	10/16/26	(23,114)
Net unrealized depreciation on open forward foreign currency contracts						$(75,700)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At July 31, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	27,000,000BRL	1/4/27	BRL-CDI**	13.165%**	$(89,599)	—	$(89,599)
JPMorgan Chase & Co.	38,560,000BRL	1/2/29	BRL-CDI**	10.230%**	(936,004)	—	(936,004)
JPMorgan Chase & Co.	13,624,000BRL	1/2/31	BRL-CDI**	13.250%**	(72,918)	—	(72,918)
JPMorgan Chase & Co.	21,100,000BRL	1/2/31	BRL-CDI**	13.300%**	(107,406)	—	(107,406)
Total					$(1,205,927)	—	$(1,205,927)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
86,000,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	$194,093	$—	$194,093

See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Inc., 4.625%, due 10/15/29	$595,000	6/20/30	2.960%	5.000% quarterly	$41,379	$51,017	$(9,638)
Nabors Industries Inc., 9.125%, due 1/31/30	273,000	6/20/29	1.588%	1.000% quarterly	(4,311)	(24,932)	20,621
Total	$868,000				$37,068	$26,085	$10,983

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
MGM Resorts International, 4.750%, due 10/15/28	$595,000	6/20/30	1.826%	5.000% quarterly	$(65,781)	$(62,412)	$(3,369)
Transocean Inc., 8.000%, due 2/1/27	273,000	6/20/29	1.276%	1.000% quarterly	2,038	20,134	(18,096)
Total	$868,000				$(63,743)	$(42,278)	$(21,465)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$15,291,540	6/20/31	5.000% quarterly	$1,157,116	$885,285	$271,831
Markit CDX.NA.IG.46 Index	14,552,000	6/20/31	1.000% quarterly	301,127	230,368	70,759
Total	$29,843,540			$1,458,243	$1,115,653	$342,590

See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$5,638,000	10/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(79,814)	—	$(79,814)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	6.756%
BRL-CDI	14.150%
Daily SOFR Compound	3.660%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	12,920,556	$12,058,109	6.30%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,594,492	6,355,627	3.32%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,590,467	6,262,135	3.27%
Bahamas Government International Bond, 8.250% due 6/24/36	6,777,686	7,484,734	3.91%
Benin Government International Bond, 7.960% due 2/13/38	5,683,236	5,878,683	3.07%
Costa Rica Government International Bond, 6.550% due 4/3/34	6,515,408	6,833,881	3.57%
Dominican Republic International Bond, 4.500% due 1/30/30	8,669,466	8,316,099	4.34%
Ecuador Government International Bond, 6.900% due 7/31/35	8,084,612	7,281,325	3.80%
Ecuador Government International Bond, 8.750% due 1/29/34	2,720,532	2,699,040	1.41%
Egypt Government International Bond, 5.800% due 9/30/27	2,466,225	2,457,766	1.28%
Egypt Government International Bond, 7.903% due 2/21/48	4,655,184	4,096,562	2.14%
El Salvador Government International Bond, 7.125% due 1/20/50	6,714,870	6,169,287	3.22%
Ethiopia International Bond, 6.625% due 12/11/27(a)	6,636,265	7,080,805	3.70%
Ghana Government International Bond, 5.000% due 7/3/29	2,655,721	1,942,725	1.01%
Ghana Government International Bond, 5.000% due 7/3/35	4,434,962	4,059,454	2.12%
Guatemala Government Bond, 5.375% due 4/24/32	5,936,111	5,855,974	3.06%
Ivory Coast Government International Bond, 6.750% due 2/25/41	7,175,739	6,750,002	3.52%
Ivory Coast Government International Bond, 7.625% due 1/30/33	5,614,868	5,872,927	3.07%
Jordan Government International Bond, 7.500% due 1/13/29	3,702,694	3,825,475	2.00%
KazMunayGas National Co JSC, 6.375% due 10/24/48	2,941,617	2,829,306	1.48%
Mozambique International Bond, 9.000% due 9/15/31	4,593,984	4,154,110	2.17%
Nigeria Government International Bond, 7.375% due 9/28/33	12,028,879	12,301,574	6.42%
OCP SA, 6.700% due 3/1/36	3,791,951	3,830,566	2.00%
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
Security	Face Amount	Value	Weight
Paraguay Government International Bond, 6.100% due 8/11/44	4,817,303	$4,732,856	2.47%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	26,257,317	9,181,600	4.79%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,956,219	3,636,248	1.90%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	4,348,672	3,855,924	2.01%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	9,396,291	7,078,884	3.70%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	6,321,710	5,817,870	3.04%
Senegal Government International Bond, 6.250% due 5/23/33	3,348,827	1,753,145	0.91%
Senegal Government International Bond, 6.750% due 3/13/48	7,159,132	3,651,157	1.91%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,511,761	2,547,114	1.33%
Sri Lanka Government International Bond, 3.350% due 3/15/33	2,157,801	2,041,819	1.07%
Sri Lanka Government International Bond, 3.600% due 6/15/35	1,848,978	1,520,507	0.79%
Sri Lanka Government International Bond, 4.000% due 4/15/28	4,139,206	2,081,238	1.09%
Ukraine Government International Bond, 0.000% due 2/1/34	2,192,016	1,247,257	0.65%
Ukraine Government International Bond, 0.000% due 2/1/35	1,877,089	1,123,907	0.59%
Ukraine Government International Bond, 0.000% due 2/1/36	1,886,444	1,124,792	0.59%
Ukraine Government International Bond, 4.500% due 2/1/34	3,287,505	2,296,026	1.20%
Ukraine Government International Bond, 4.500% due 2/1/35	3,256,104	2,232,873	1.17%
Ukraine Government International Bond, 4.500% due 2/1/36	1,705,595	1,162,670	0.61%
Total		$191,482,053	100.00%
(a)
The coupon payment on this security is currently in default as of July 31, 2026.

Summary of Investments by Country# (unaudited)
United States	72.6%
Cayman Islands	7.3
United Kingdom	2.5
Mexico	2.1
Brazil	1.4
Canada	1.2
Jersey	1.2
Zambia	0.8
Switzerland	0.7
France	0.7
Argentina	0.7
Italy	0.7
Bermuda	0.5
Angola	0.5
Germany	0.5
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Western Asset Income Fund
Summary of Investments by Country# (unaudited) (cont’d)
Luxembourg	0.5%
Supranational	0.5
Bahamas	0.3
Ukraine	0.3
Netherlands	0.3
Israel	0.3
Guatemala	0.2
Jamaica	0.2
Puerto Rico	0.2
Macau	0.2
Ecuador	0.2
Turkey	0.2
Colombia	0.2
Spain	0.2
El Salvador	0.2
Singapore	0.2
Nigeria	0.2
Ireland	0.2
Chile	0.2
Morocco	0.2
China	0.2
Egypt	0.1
Hong Kong	0.1
Australia	0.1
Ethiopia	0.1
Romania	0.1
Ivory Coast	0.1
Sri Lanka	0.1
Dominican Republic	0.1
Jordan	0.1
South Africa	0.1
Paraguay	0.1
Ghana	0.1
Mozambique	0.1
Uruguay	0.1
Senegal	0.0 ‡
United Arab Emirates	0.0 ‡
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

 Western Asset Income Fund
Summary of Investments by Country# (unaudited) (cont’d)
Purchased Options	0.0 ‡%
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of July 31, 2026, and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investments, at value (Cost — $322,285,681)	$309,875,824
Foreign currency, at value (Cost — $3,186,280)	3,169,031
Cash	623,413
Receivable for securities sold	7,447,401
Interest receivable	3,465,085
Deposits with brokers for centrally cleared swap contracts	1,913,478
Deposits with brokers for open futures contracts and exchange-traded options	1,326,209
Deposits with brokers for OTC derivatives	1,290,000
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $750,899)	744,658
Receivable for Fund shares sold	165,997
Unrealized appreciation on forward foreign currency contracts	48,284
Dividends receivable from affiliated investments	931
Receivable from brokers — net variation margin on centrally cleared swap contracts	195
Prepaid expenses	38,196
Total Assets	330,108,702
Liabilities:
Payable for Fund shares repurchased	6,596,346
Payable for securities purchased	3,585,882
OTC swaps, at value (premiums received — $0)	1,285,741
Payable to brokers — net variation margin on open futures contracts	333,863
Payable for purchases of TBA securities	261,814
Investment management fee payable	146,915
Unrealized depreciation on forward foreign currency contracts	123,984
Distributions payable	108,360
Service and/or distribution fees payable	58,151
Deposits from brokers for OTC derivatives	20,000
Payable for open OTC swap contracts	16,994
Written options, at value (premiums received — $9,375)	1,883
Trustees’ fees payable	583
Accrued expenses	211,081
Total Liabilities	12,751,597
Total Net Assets	$317,357,105
Net Assets:
Par value (Note 7)	$645
Paid-in capital in excess of par value	602,440,492
Total distributable earnings (loss)	(285,084,032)
Total Net Assets	$317,357,105
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

Net Assets:
Class A	$252,929,570
Class C	$4,585,497
Class C1	$218,455
Class I	$43,030,585
Class IS	$16,592,998
Shares Outstanding:
Class A	51,467,764
Class C	933,271
Class C1	44,348
Class I	8,721,689
Class IS	3,361,286
Net Asset Value:
Class A (and redemption price)	$4.91
Class C*	$4.91
Class C1*	$4.93
Class I (and redemption price)	$4.93
Class IS (and redemption price)	$4.94
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$5.10

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Statement of Operations
For the Year Ended July 31, 2026

Investment Income:
Interest	$25,919,510
Dividends from affiliated investments	129,360
Total Investment Income	26,048,870
Expenses:
Investment management fee (Note 2)	1,691,211
Service and/or distribution fees (Notes 2 and 5)	704,860
Transfer agent fees (Notes 2 and 5)	351,360
Registration fees	109,063
Fund accounting fees	72,506
Audit and tax fees	63,388
Shareholder reports	59,537
Legal fees	17,209
Trustees’ fees	5,608
Custody fees	3,284
Commitment fees (Note 10)	2,458
Insurance	1,784
Miscellaneous expenses	18,470
Total Expenses	3,100,738
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(21,952)
Net Expenses	3,078,786
Net Investment Income	22,970,084
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(8,686,117)
Futures contracts	(590,620)
Written options	20,802
Swap contracts	1,295,345
Forward foreign currency contracts	(458,948)
Foreign currency transactions	140,348
Net Realized Loss	(8,279,190)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,545,766
Futures contracts	(1,079,081)
Written options	7,492
Swap contracts	(245,542)
Forward foreign currency contracts	(287,051)
Foreign currencies	120,203
Change in Net Unrealized Appreciation (Depreciation)	1,061,787
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,217,403)
Increase in Net Assets From Operations	$15,752,681
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended July 31,	2026	2025
Operations:
Net investment income	$22,970,084	$53,169,044
Net realized loss	(8,279,190)	(21,211,744)
Change in net unrealized appreciation (depreciation)	1,061,787	20,123,927
Increase in Net Assets From Operations	15,752,681	52,081,227
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(22,944,409)	(44,562,938)
Return of capital	(222,649)	(8,873,108)
Decrease in Net Assets From Distributions to Shareholders	(23,167,058)	(53,436,046)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	49,498,741	300,335,242
Reinvestment of distributions	21,538,729	42,184,567
Cost of shares repurchased	(90,008,191)	(1,174,531,599)
Decrease in Net Assets From Fund Share Transactions	(18,970,721)	(832,011,790)
Decrease in Net Assets	(26,385,098)	(833,366,609)
Net Assets:
Beginning of year	343,742,203	1,177,108,812
End of year	$317,357,105	$343,742,203
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class A Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.03	$5.05	$5.04	$5.28	$6.12
Income (loss) from operations:
Net investment income	0.34	0.35	0.37	0.33	0.24
Net realized and unrealized gain (loss)	(0.12)	(0.02)	0.01	(0.22)	(0.83)
Total income (loss) from operations	0.22	0.33	0.38	0.11	(0.59)
Less distributions from:
Net investment income	(0.34)	(0.29)	(0.37)	(0.34)	(0.25)
Return of capital	(0.00)[2]	(0.06)	(0.00)[2]	(0.01)	(0.00)[2]
Total distributions	(0.34)	(0.35)	(0.37)	(0.35)	(0.25)
Net asset value, end of year	$4.91	$5.03	$5.05	$5.04	$5.28
Total return[3]	4.64%	6.74%	8.19%	2.02%	(9.79)%
Net assets, end of year (millions)	$253	$257	$265	$254	$271
Ratios to average net assets:
Gross expenses	0.98%	0.94%	0.92%	0.93%	0.92%
Net expenses[4,5]	0.97	0.94	0.92	0.93	0.92
Net investment income	6.73	6.93	7.44	6.60	4.12
Portfolio turnover rate	67%[6]	95%	66%	40%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 67%.
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.03	$5.04	$5.03	$5.27	$6.12
Income (loss) from operations:
Net investment income	0.30	0.31	0.33	0.30	0.19
Net realized and unrealized gain (loss)	(0.12)	(0.01)	0.02	(0.23)	(0.83)
Total income (loss) from operations	0.18	0.30	0.35	0.07	(0.64)
Less distributions from:
Net investment income	(0.30)	(0.26)	(0.34)	(0.30)	(0.21)
Return of capital	(0.00)[2]	(0.05)	(0.00)[2]	(0.01)	(0.00)[2]
Total distributions	(0.30)	(0.31)	(0.34)	(0.31)	(0.21)
Net asset value, end of year	$4.91	$5.03	$5.04	$5.03	$5.27
Total return[3]	3.87%	6.18%	7.20%	1.49%	(10.63)%
Net assets, end of year (000s)	$4,585	$4,880	$4,519	$4,028	$4,455
Ratios to average net assets:
Gross expenses	1.71%	1.67%	1.66%	1.65%	1.67%
Net expenses[4,5]	1.71	1.66	1.66	1.65	1.67
Net investment income	5.99	6.21	6.70	5.87	3.36
Portfolio turnover rate	67%[6]	95%	66%	40%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 67%.
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C1 Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.04	$5.06	$5.05	$5.29	$6.13
Income (loss) from operations:
Net investment income	0.31	0.33	0.35	0.31	0.21
Net realized and unrealized gain (loss)	(0.10)	(0.02)	0.01	(0.22)	(0.82)
Total income (loss) from operations	0.21	0.31	0.36	0.09	(0.61)
Less distributions from:
Net investment income	(0.32)	(0.28)	(0.35)	(0.32)	(0.23)
Return of capital	(0.00)[2]	(0.05)	(0.00)[2]	(0.01)	(0.00)[2]
Total distributions	(0.32)	(0.33)	(0.35)	(0.33)	(0.23)
Net asset value, end of year	$4.93	$5.04	$5.06	$5.05	$5.29
Total return[3]	4.13%	6.25%	7.71%	1.63%	(10.16)%
Net assets, end of year (000s)	$218	$187	$162	$224	$455
Ratios to average net assets:
Gross expenses	1.47%	1.40%	1.37%	1.34%	1.37%
Net expenses[4,5]	1.47	1.40	1.37	1.34	1.37
Net investment income	6.25	6.47	6.97	6.08	3.64
Portfolio turnover rate	67%[6]	95%	66%	40%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 67%.
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class I Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.05	$5.08	$5.07	$5.31	$6.16
Income (loss) from operations:
Net investment income	0.36	0.37	0.39	0.35	0.26
Net realized and unrealized gain (loss)	(0.12)	(0.03)	0.01	(0.23)	(0.84)
Total income (loss) from operations	0.24	0.34	0.40	0.12	(0.58)
Less distributions from:
Net investment income	(0.36)	(0.31)	(0.39)	(0.35)	(0.27)
Return of capital	(0.00)[2]	(0.06)	(0.00)[2]	(0.01)	(0.00)[2]
Total distributions	(0.36)	(0.37)	(0.39)	(0.36)	(0.27)
Net asset value, end of year	$4.93	$5.05	$5.08	$5.07	$5.31
Total return[3]	4.97%	7.03%	8.50%	2.36%	(9.62)%
Net assets, end of year (000s)	$43,031	$41,365	$572,292	$591,490	$557,981
Ratios to average net assets:
Gross expenses	0.67%	0.66%	0.64%	0.63%	0.65%
Net expenses[4,5]	0.66	0.66	0.64	0.63	0.65
Net investment income	7.04	7.12	7.72	6.91	4.37
Portfolio turnover rate	67%[6]	95%	66%	40%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 67%.
See Notes to Financial Statements.
Western Asset Income Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class IS Shares[1]	2026	2025	2024	2023	2022
Net asset value, beginning of year	$5.05	$5.07	$5.06	$5.31	$6.16
Income (loss) from operations:
Net investment income	0.36	0.37	0.39	0.36	0.26
Net realized and unrealized gain (loss)	(0.11)	(0.02)	0.02	(0.24)	(0.83)
Total income (loss) from operations	0.25	0.35	0.41	0.12	(0.57)
Less distributions from:
Net investment income	(0.36)	(0.31)	(0.40)	(0.36)	(0.28)
Return of capital	(0.00)[2]	(0.06)	(0.00)[2]	(0.01)	(0.00)[2]
Total distributions	(0.36)	(0.37)	(0.40)	(0.37)	(0.28)
Net asset value, end of year	$4.94	$5.05	$5.07	$5.06	$5.31
Total return[3]	5.03%	7.15%	8.39%	2.45%	(9.52)%
Net assets, end of year (000s)	$16,593	$40,037	$335,318	$324,613	$328,288
Ratios to average net assets:
Gross expenses	0.61%	0.56%	0.54%	0.54%	0.54%
Net expenses[4,5]	0.60	0.56	0.54	0.54	0.54
Net investment income	7.07	7.34	7.82	6.99	4.58
Portfolio turnover rate	67%[6]	95%	66%	40%	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 67%.
See Notes to Financial Statements.

Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Income Fund 2026 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$21,619,788	$2,886,077	$24,505,865
Financials	—	18,845,351	0 *	18,845,351
Other Corporate Bonds & Notes	—	93,195,551	—	93,195,551
Collateralized Mortgage Obligations	—	66,102,814	—	66,102,814
Senior Loans:
Consumer Discretionary	—	7,312,766	590,562	7,903,328
Industrials	—	5,033,440	431,995	5,465,435
Information Technology	—	9,089,244	547,097	9,636,341
Materials	—	2,442,923	362,754	2,805,677
Other Senior Loans	—	21,334,518	—	21,334,518
Asset-Backed Securities	—	38,565,419	—	38,565,419
Sovereign Bonds	—	19,333,927	—	19,333,927
Mortgage-Backed Securities	—	807,117	—	807,117
Common Stocks:
Health Care	—	—	95,598	95,598
Industrials	$1,561	9	—	1,570
Information Technology	—	—	163,916	163,916
Materials	—	—	0 *	0*
Other Common Stocks	—	489,465	—	489,465
Convertible Bonds & Notes	—	386,517	—	386,517
Non-U.S. Treasury Inflation Protected Securities	—	167,400	—	167,400
Purchased Options:
Exchange-Traded Purchased Options	28,475	—	—	28,475
OTC Purchased Options	—	17,361	—	17,361
Rights	—	23,070	—	23,070
Warrants	—	1,109	—	1,109
Total Investments	$30,036	$304,767,789	$5,077,999	$309,875,824
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$10,024	—	—	$10,024
Forward Foreign Currency Contracts††	—	$48,284	—	48,284
Centrally Cleared Interest Rate Swaps††	—	194,093	—	194,093
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	20,621	—	20,621
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	342,590	—	342,590
Total Other Financial Instruments	$10,024	$605,588	—	$615,612
Total	$40,060	$305,373,377	$5,077,999	$310,491,436
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$1,883	—	$1,883
Futures Contracts††	$1,152,458	—	—	1,152,458
Forward Foreign Currency Contracts††	—	123,984	—	123,984
OTC Interest Rate Swaps	—	1,205,927	—	1,205,927
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	9,638	—	9,638
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	21,465	—	21,465
OTC Total Return Swaps	—	79,814	—	79,814
Total	$1,152,458	$1,442,711	—	$2,595,169

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Income Fund 2026 Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	$2,581,233	$8,037	—	$54,817	$241,990
Financials	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	1,125,974	1,981	$802	(6,894)	587,542
Financials	864,300	747	2,900	(4,921)	210,000
Industrials	354,757	599,470	(121,380)	(693,016)	1,132,928
Information Technology	—	223	181	9,943	555,750
Materials	1,368,529	—	—	(1,104,618)	98,843
Sovereign Bonds	827,400	—	(4,200)	12,600	—
Common Stocks:
Health Care	—	—	—	—	450,598
Information Technology	—	—	—	(1,656)	165,572
Materials	38,040	—	—	(38,040)	—
Total	$7,160,233	$610,458	$(121,697)	$(1,771,785)	$3,443,223

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[3]	Balance as of July 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2026[2]
Corporate Bonds & Notes:
Energy	—	—	—	$2,886,077	$54,817
Financials	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	$(1,118,843)	—	—	590,562	1,700
Financials	(513,200)	—	$(559,826)	—	—
Industrials	(840,764)	—	—	431,995	(688,678)
Information Technology	(19,000)	—	—	547,097	9,943
Materials	—	—	—	362,754	(1,104,618)
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[3]	Balance as of July 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2026[2]
Sovereign Bonds	$(835,800)	—	—	—	—
Common Stocks:
Health Care	(355,000)	—	—	$95,598	—
Information Technology	—	—	—	163,916	$(1,656)
Materials	—	—	—	0 *	(38,040)
Total	$(3,682,607)	—	$(559,826)	$5,077,999	$(1,766,532)

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security

Western Asset Income Fund 2026 Annual Report

purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of July 31, 2026, the total notional value of all credit default swaps to sell protection was $30,711,540. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended July 31, 2026, see Note 4.

Western Asset Income Fund 2026 Annual Report

Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Western Asset Income Fund 2026 Annual Report

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At July 31, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(j) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Western Asset Income Fund 2026 Annual Report

(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of July 31, 2026, the Fund held OTC written options, forward foreign currency contracts, OTC interest rate swaps and OTC total return swaps with credit related contingent features which had a liability position of $1,411,608. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of July 31, 2026, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,290,000 which could be used to reduce the required payment.
At July 31, 2026, the Fund held cash collateral from Citibank N.A. in the amount of $20,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities

Western Asset Income Fund 2026 Annual Report

are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(s) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Total Distributable Earnings (Loss)	Paid-in Capital
$64,352	$(64,352)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect,
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
Effective June 30, 2026, Western Asset Japan ceased to serve as a subadviser to the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended July 31, 2026, fees waived and/or expenses reimbursed amounted to $21,952, which included an affiliated money market fund waiver of $3,916.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Income Fund 2026 Annual Report

Pursuant to these arrangements, at July 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires July 31, 2027	—	—	—	—	—
Expires July 31, 2028	$13,243	$265	$10	$2,206	$2,312
Total fee waivers/expense reimbursements subject to recapture	$13,243	$265	$10	$2,206	$2,312
For the year ended July 31, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended July 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $16,345 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C shares and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended July 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$14,290	—
CDSCs	6,846	$171
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
3. Investments
During the year ended July 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$207,543,747	$12,019,859
Sales	214,457,800	11,122,453
At July 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$324,238,901	$9,236,206	$(24,479,380)	$(15,243,174)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$28,475	$17,361	—	$45,836
Futures contracts[3]	10,024	—	—	10,024
Forward foreign currency contracts	—	48,284	—	48,284
Centrally cleared swap contracts[4]	194,093	—	$363,211	557,304
Total	$232,592	$65,645	$363,211	$661,448

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Written options	—	$1,883	—	—	$1,883
Futures contracts[3]	$1,152,458	—	—	—	1,152,458
Forward foreign currency contracts	—	123,984	—	—	123,984
OTC swap contracts[5]	1,205,927	—	—	$79,814	1,285,741
Centrally cleared swap contracts[4]	—	—	$31,103	—	31,103
Total	$2,358,385	$125,867	$31,103	$79,814	$2,595,169

Western Asset Income Fund 2026 Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended July 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$28,742	$(91,469)	—	—	$(62,727)
Futures contracts	(590,620)	—	—	—	(590,620)
Written options	14,057	6,745	—	—	20,802
Swap contracts	(406,976)	—	$889,590	$812,731	1,295,345
Forward foreign currency contracts	—	(458,948)	—	—	(458,948)
Total	$(954,797)	$(543,672)	$889,590	$812,731	$203,852

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(17,108)	$4,986	—	—	$(12,122)
Futures contracts	(1,079,081)	—	—	—	(1,079,081)
Written options	—	7,492	—	—	7,492
Swap contracts	(216,779)	—	$103,792	$(132,555)	(245,542)
Forward foreign currency contracts	—	(287,051)	—	—	(287,051)
Total	$(1,312,968)	$(274,573)	$103,792	$(132,555)	$(1,616,304)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
During the year ended July 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$41,204
Written options	1,982
Futures contracts (to buy)	151,550,199
Futures contracts (to sell)	5,723,168
Forward foreign currency contracts (to buy)	9,817,033
Forward foreign currency contracts (to sell)	22,379,814
Average Notional Balance**
Interest rate swap contracts	$30,545,564
Credit default swap contracts (buy protection)	1,135,923
Credit default swap contracts (sell protection)	31,357,438
Total return swap contracts	5,029,182

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$233	$(322)	$(89)	—	$(89)
BNP Paribas SA	7,017	(48,007)	(40,990)	—	(40,990)
Citibank N.A.	28,779	(34,313)	(5,534)	$(20,000)	(25,534)
JPMorgan Chase & Co.	29,616	(1,328,966)	(1,299,350)	123,039	(1,176,311)
Total	$65,645	$(1,411,608)	$(1,345,963)	$103,039	$(1,242,924)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Income Fund 2026 Annual Report

For the year ended July 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$651,265	$316,275
Class C	52,171	5,611
Class C1	1,424	345
Class I	—	28,288
Class IS	—	841
Total	$704,860	$351,360
For the year ended July 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16,237
Class C	326
Class C1	13
Class I	2,703
Class IS	2,673
Total	$21,952
6. Distributions to shareholders by class

	Year Ended July 31, 2026	Year Ended July 31, 2025
Net Investment Income:
Class A	$17,524,648	$14,978,057
Class C	312,353	249,427
Class C1	12,700	9,522
Class I	3,055,084	13,827,780
Class IS	2,039,624	15,498,152
Total	$22,944,409	$44,562,938
Return of Capital:
Class A	$170,057	$2,982,342
Class C	3,031	49,665
Class C1	123	1,896
Class I	29,646	2,753,305
Class IS	19,792	3,085,900
Total	$222,649	$8,873,108
7. Shares of beneficial interest
At July 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,186,576	$31,182,688	5,337,446	$26,925,554
Shares issued on reinvestment	3,486,890	17,517,097	3,525,215	17,751,891
Shares repurchased	(9,389,274)	(47,190,705)	(10,154,015)	(51,130,665)
Net increase (decrease)	284,192	$1,509,080	(1,291,354)	$(6,453,220)
Class C
Shares sold	303,898	$1,534,764	238,815	$1,207,500
Shares issued on reinvestment	62,488	313,973	59,389	299,012
Shares repurchased	(404,238)	(2,028,610)	(222,743)	(1,118,408)
Net increase (decrease)	(37,852)	$(179,873)	75,461	$388,104
Class C1
Shares sold	5,174	$26,041	4,188	$21,185
Shares issued on reinvestment	2,548	12,821	2,263	11,418
Shares repurchased	(494)	(2,483)	(1,420)	(7,120)
Net increase	7,228	$36,379	5,031	$25,483
Class I
Shares sold	2,653,633	$13,401,827	4,989,698	$25,086,240
Shares issued on reinvestment	575,834	2,904,283	3,142,105	16,005,406
Shares repurchased	(2,703,871)	(13,637,423)	(112,664,902)	(575,011,131)
Net increase (decrease)	525,596	$2,668,687	(104,533,099)	$(533,919,485)
Class IS
Shares sold	667,573	$3,353,421	48,731,091	$247,094,763
Shares issued on reinvestment	156,581	790,555	1,599,168	8,116,840
Shares repurchased	(5,390,902)	(27,148,970)	(108,476,756)	(547,264,275)
Net decrease	(4,566,748)	$(23,004,994)	(58,146,497)	$(292,052,672)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Income Fund 2026 Annual Report

all or some portion of the year ended July 31, 2026. The following transactions were effected in such company for the year ended July 31, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,526,843	$87,750,506	87,750,506	$99,277,349	99,277,349

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$129,360	—	—
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 7/31/2026	Value Per Share/ Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	603	3/25	$7,340	$9	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	73,904	3/25	899,660	1,109 (b)	0.02	0.00 (a)
Total			$907,000	$1,118		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Western Asset Income Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended July 31, 2026.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$22,944,409	$44,562,938
Tax return of capital	222,649	8,873,108
Total distributions paid	$23,167,058	$53,436,046
As of July 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(269,723,704)
Other book/tax temporary differences(a)	(71,829)
Unrealized appreciation (depreciation)(b)	(15,288,499)
Total distributable earnings (loss) — net	$(285,084,032)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to distributions payable and inflation related adjustments on foreign securities.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to wash sales, foreign currency transactions, derivative financial instruments, tax straddles, pass-through entity income and bond discounts and premiums.

12. Recent accounting pronouncement
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic 820) — Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
13. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s

Western Asset Income Fund 2026 Annual Report

operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Income Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, portfolio company investee, transfer agent, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
September 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Income Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$12,513,275
Section 163(j) Interest Earned	§163(j)	$18,239,571
Interest Earned from Federal Obligations	Note (1)	$54,031
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Income Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and  (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date
Western Asset Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional multi-sector income funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was above the median. The Board noted that the Fund’s performance exceeded the performance

Western Asset Income Fund

of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional multi-sector income funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The
Western Asset Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Income Fund

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Western Asset
Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd*
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Western Asset Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90040-AFSOI 9/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff's comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory's actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 24, 2026